RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Lease expense	$ 19,200	$ 19,200	$ 38,400	$ 38,400
Mer Telemanagement Solutions Ltd [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions			163,000	$ 169,000	$ 185,000
Principal Owner [Member] | Mer Telemanagement Solutions Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest				11.45%
Expenses from related party transactions	$ 18,000	28,000
Lease expense			53,000	$ 56,000	56,000
Ownership interest	9.70%
Data Distributors Inc. [Member] | Mer Telemanagement Solutions Ltd [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 9,000	$ 0	$ 5,000	$ 0	$ 10,000